SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS Alternative Asset Allocation Fund
DWS Alternative Asset Allocation VIP
DWS Select Alternative Allocation Fund

The following information is added to the disclosure contained in Part I in the Appendix headed INVESTMENT PRACTICES AND TECHNIQUES in the funds’ Statements of Additional Information:

Variable and Floating Rate Instruments

Please Retain This Supplement for Future Reference

May 19, 2014
SAISTKR-155